[Graphic Omitted]

--------------------------------------------
NEWPORT ASIA PACIFIC FUND  SEMIANNUAL REPORT
--------------------------------------------

DECEMBER 31, 1999

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

The six-month period ended December 31, 1999 was very good for investors in the Pacific Basin, as the region experienced a strong economic recovery in concert with a worldwide economic rebound. The economies in the region benefited from a level of renewal and improved management. In Hong Kong and the People's Republic of China (China), the private sector has shown unprecedented growth, driven by an entrepreneurial boom in the high technology and telecommunications sectors. These industries are benefiting from surging use of the Internet by both businesses and consumers around the world. Japan also continued to recover, and, like China, its high-technology and telecommunications sectors provided the leadership. Singapore's banking industry continued to thrive, and Taiwan's world-class semiconductor sector emerged from a major earthquake in very good shape. In short, a wide range of factors in the region and worldwide converged to produce what we believe is a solid foundation for future prosperity.

Although we are encouraged by these developments, it is important to note that the region is still in the early stages of recovery from the devastating impact of recession in 1997 and 1998. Much of the growth has been driven by exports -- particularly to the U.S.-- and internally generated growth is just beginning to appear. Nevertheless, we are very pleased with the progress that we saw throughout the region in 1999.

Newport Asia Pacific Fund continued to benefit from the positive economic trends in the second half of 1999, turning in a very good performance during the period. The following report will provide you with more specific information about your Fund's performance and the strategies used during the period. We thank you for choosing Newport Asia Pacific Fund and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    February 11, 2000

---------------------------
Not FDIC  May Lose Value
 Insured  No Bank Guarantee
---------------------------

Because market and economic conditions change, there can be no assurance that the trends described in this report will continue or come to pass

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

o    STRONG RECOVERY IN PACIFIC BASIN ECONOMIES CONTINUED IN SECOND HALF OF 1999

     Several important developments, including increased political stability, improved regional economic conditions, more stable interest rates and better corporate management helped produce an impressive recovery from the deep recession of 1997-1998. This recovery translated into very good returns for equity investors in these markets.

o     JAPANESE HIGH-TECHNOLOGY, TELECOMMUNICATIONS HOLDINGS PERFORMED WELL
     As one of the key factors in the overall Pacific Basin economy, Japan continued to recover during the period. While its economy is still being restrained by struggling old-line industries, certain areas, including high-technology and telecommunications, are thriving. Stocks in these sectors performed very well.

o    FUND OUTPERFORMED INDEX DURING PERIOD
     Good stock selection in a range of industries helped the Fund perform well during the six-month period, outperforming the MSCI AC Asia Pacific Free Index.


                         NEWPORT ASIA PACIFIC FUND VS.
               MSCI AC ASIA PACIFIC FREE INDEX 7/1/99 - 12/31/99

Newport Asia Pacific Fund - class A               53.66%
MSCI AC Asia Pacific Free Index                   11.11%

The Morgan Stanley Capital International (MSCI) All Country Asia Pacific Free Index is an unmanaged index that invests in stocks in the Pacific Basin. Unlike mutual funds, indexes are not investments and do not incur fees, charges or expenses. It is not possible to invest directly in an index.

SIX-MONTH CUMULATIVE TOTAL RETURNS AS OF 12/31/99

                                    Without                    With
                                     sales                    sales
                                    charge                  charge(1)
--------------------------------------------------------------------------------
Class A                             53.66%                    44.82%
--------------------------------------------------------------------------------
Class B                             53.26%                    48.26%
--------------------------------------------------------------------------------
Class C                             53.15%                    52.15%
--------------------------------------------------------------------------------
Class Z                             54.12%                     N/A
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE AS OF 12/31/99

Class A                            $27.70
--------------------------------------------------------------------------------
Class B                            $27.51
--------------------------------------------------------------------------------
Class C                            $27.49
--------------------------------------------------------------------------------
Class Z                            $27.71
--------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED PER SHARE FROM 7/1/99 TO 12/31/99

Class A                            $1.325
--------------------------------------------------------------------------------
Class B                            $1.277
--------------------------------------------------------------------------------
Class C                            $1.277
--------------------------------------------------------------------------------
Class Z                            $1.341
--------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions.

(1) The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the maximum contingent deferred sales charges (CDSC) of 5% for one year for Class B shares and 1% for one year for Class C shares. Performance for different share classes will vary based on~differences in sales charges and fees associated with each class.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

TOP COUNTRY BREAKDOWN AS OF 12/31/99

Japan                 45.0%
Hong Kong             29.6%
Singapore              6.7%
Taiwan                 3.8%
Australia              2.0%

Country breakdown is calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the current country breakdown in the future.

TOP 10 HOLDINGS AS OF 12/31/99

China Telecom          4.0%
Softbank Corp.         3.5%
Kyocera Corp.          3.3%
Sony Corp.             3.3%
Cheung Kong
Holdings Ltd.          2.7%
Rohm Co., Ltd          2.5%
Sun Hung Kai
Properties Ltd.        2.5%
DBS Group Holdings Ltd.2.4%
Li & Fung Ltd.         2.3%
Hutchison Whampoa Ltd. 2.2%

Holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities in the future.

BOUGHT
--------------------------------------------------------------------------------
China Telecom, Inc. (4.0% of net assets) is the dominant provider of cellular telecommunications services in the Guangdong and Zhejiang provinces in China. The company has shown strong revenue growth, benefiting from a tremendous increase in Internet use in China

FUND PERFORMED WELL ON STRENGTH OF RECOVERIES IN ASIA AND JAPAN

For the six-month period, Newport Asia Pacific Fund's Class A shares had a total return of 53.66% without a sales charge. The Fund's performance came as a result of a general economic recovery in countries throughout the Pacific Basin last year. Government spending also played a significant role in Japan's recovery, but the nature of economic change in the country has been more fundamental. Newer firms in high growth~industries are fueling the growth, while old-line firms are still lagging. Market forces are having a major impact on companies mired in the old-fashioned, slow-to-change Japanese corporate culture, requiring them to adapt or face stiff competition from newer, more nimble companies.

IMPROVED FINANCIAL REPORTING HELPED TO BOOST INVESTOR CONFIDENCE

The economic and financial crises of 1997 and 1998 helped improve the financial accountability of corporations to their shareholders. Companies have realized that they need to become more "transparent," letting investors know -- in greater detail and with greater accuracy -- the true nature of their financial and business status. As this has occurred, there has been a double benefit: companies have gained a better picture of their operations, allowing them to manage their organizations more efficiently; and investors -- particularly foreign institutions -- have gained more confidence in these companies.

GROWTH IN TECHNOLOGY AND TELECOMMUNICATIONS LEAD THE WAY

Investors in Pacific Basin countries showed tremendous excitement about developments in the high-technology and telecommunications industries. The increased importance of the Internet for both business and consumers has been no less a phenomenon in Asia than in the U.S., and many companies have been direct beneficiaries. Moreover, entrepreneurs are building successful businesses in high tech and telecom, expanding the base of economic growth to the small- and mid-size company level and contributing to the phenomenal growth of private enterprise that occurred last year.

The technology boom has allowed Asian countries to "leapfrog" stages of technological development. For example, the wireless telecommunications industry has seen enormous growth because there are not nearly as many fixed telephone lines per capita as there are in the U.S. Instead of moving in stages from fixed lines to a wireless network, many rapidly developing countries like China have moved directly to wireless. This has allowed companies like Korea Telecom, China Telecom and Japan's NTT Data Communications Systems Co. (1.6%, 4.0% and 1.4% of net assets, respectively) to rapidly expand their wireless businesses.

OUTLOOK: ECONOMIC RECOVERY STILL IN EARLY STAGES

The year 2000 should bring continued economic growth to Pacific Basin countries, as stronger domestic consumption and internally generated (non-export) growth comprise a larger part of the economies in which the Fund is invested. There may be some volatility in the global financial markets, which could spill over into Asia and Japan -- especially if the volatility originates in the highly influential U.S. stock market. But our analysis suggests that the fundamental economic trends outlined in this report will not only continue, but will form the building blocks for a longer term, more stable expansion in the region.

/s/ Chris Legallet                 /s/ David Smith

CHRIS LEGALLET and DAVID SMITH are co-managers of Newport Asia Pacific Fund. Mr. Legallet is Chief Investment Officer and a senior vice president of Newport Fund Management, Inc., and Mr. Smith is a senior vice president of Newport Fund Management.

International investing offers significant long-term growth potential, but also involves certain risks. Because many of the Asian countries are considered emerging markets, they are subject to a greater degree of social, political, currency and economic instability.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1999

Share Class             A                    B                     C               Z
Inception            8/19/98              8/19/98               8/19/98         8/19/99
---------------------------------------------------------------------------------------
               Without     With      Without     With      Without     With     Without
                Sales      Sales      Sales      Sales      Sales      Sales     Sales
               Charge     Charge     Charge     Charge     Charge     Charge    Charge
---------------------------------------------------------------------------------------
1 year         121.46%    108.72%    120.10%    115.10%    119.95%    118.95%    122.13%
---------------------------------------------------------------------------------------
Life of Fund   120.34     111.00     118.84     116.64     118.73     118.73     120.82
---------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the maximum contingent deferred sales charges (CDSC) of 5% for one year and 4% for Life of Fund for Class B shares and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class Z share performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been higher.

TOP FIVE SECTORS BREAKDOWN AS OF 12/31/99

Technology            29.9%
--------------------------------------------------------------------------------
Consumer Cyclicals    25.2%
--------------------------------------------------------------------------------
Financial             15.3%
--------------------------------------------------------------------------------
Utility                5.7%
--------------------------------------------------------------------------------
Services               4.4%
--------------------------------------------------------------------------------

Sector breakdown is calculated as a~percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the current sector breakdown in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the advisor's defined criteria as used in the investment process.

BOUGHT
--------------------------------------------------------------------------------
NTT Data Communications Systems Co. (DoCoMo) (1.4% of net assets) is the largest cellular phone company in Japan, and the third-largest company in the world, ranked by market capitalization. Since its~record-breaking $18 billion~initial public offering in October 1998, the company's stock has soared. DoCoMo is part of the fast-growing telecommunications sector that is helping pull Japan out of recession.

--------------------
INVESTMENT PORTFOLIO
--------------------
December 31, 1999 (Unaudited)
(In thousands)

COMMON STOCKS - 91.3%                          COUNTRY         SHARES    VALUE
------------------------------------------------------------------------------
CONSTRUCTION - 0.3%

SPECIAL TRADE CONTRACTORS
Zhejiang Expressway Co., Ltd.                     HK              328  $    50
                                                                       -------

------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 22.7%
DEPOSITORY INSTITUTIONS - 8.0%
Commonwealth Bank of Australia                    Au                9      149
DBS Group Holdings Ltd.                           Si               24      390
HSBC Holdings PLC (a)                             HK               24      337
Hang Seng Bank Ltd.                               HK               14      160
Overseas-Chinese Banking Corp., Ltd.              Si               18      164
Suruga Bank, Ltd. (b)                             Ja                8      111
                                                                       -------
                                                                         1,311
                                                                       -------

FINANCIAL SERVICES - 0.4%
Aeon Credit Service Ltd.                          Ja                1       66
                                                                       -------
HOLDING COMPANIES - 4.7%
Citic Pacific Ltd.                                HK               44      166
Hutchison Whampoa Ltd.                            HK               25      363
Singapore Technologies Engineering Ltd.           Si              156      242
                                                                       -------
                                                                           771
                                                                       -------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.9%
Acom Co., Ltd.                                    Ja                2      206
Aiful Corp.                                       Ja                1      110
Shohkoh Fund                                      Ja              (c)       79
Takefuji Corp.                                    Ja                1       75
                                                                       -------
                                                                           470
                                                                       -------

REAL ESTATE - 6.7%
Cheung Kong Holdings Ltd.                         HK               35      445
China Resources Enterprises Ltd.                  HK               80      128
SM Prime Holdings, Inc.                           Ph              620      117
Sun Hung Kai Properties Ltd.                      HK               39      406
                                                                       -------
                                                                         1,096
                                                                       -------

------------------------------------------------------------------------------
MANUFACTURING - 24.2%
CHEMICALS & ALLIED PRODUCTS - 1.0%
Fujimi, Inc.                                      Ja              (c)       16
Takeda Chemical Industries Ltd.                   Ja                3      148
                                                                       -------
                                                                           164
                                                                       -------

COMMUNICATIONS EQUIPMENT - 4.9%
Matsushita Communication Industrial Co.           Ja                1      264
Sony Corp.                                        Ja                2      534
                                                                       -------
                                                                           798
                                                                       -------

ELECTRICAL INDUSTRIAL EQUIPMENT - 1.6%
Nidec Corp.                                       Ja                1      202
Sodick Co., Ltd. (b)                              Ja               10       54
                                                                       -------
                                                                           256
                                                                       -------

ELECTRONIC & ELECTRICAL EQUIPMENT - 0.4%
Yamaichi Electronics Co., Ltd.                    Ja                2       66
Yokowo Co., Ltd.                                  Ja              (c)        2
                                                                       -------
                                                                            68
                                                                       -------

ELECTRONIC COMPONENTS - 7.1%
Chartered Semiconductor Manufacturing Ltd.,
  ADR (b)                                         Si              (c)        7
Kyocera Corp.                                     Ja                2      544
Rohm Co., Ltd.                                    Ja                1      411
United Microelectronics Corp., Ltd.               Tw               57      203
                                                                       -------
                                                                         1,165
                                                                       -------
FOOD & KINDRED PRODUCTS - 0.8%
Ito En Ltd.                                       Ja                1      140
                                                                       -------
HOUSEHOLD APPLIANCES - 0.2%
Guangdong Kelon Electric Holdings, Class H        HK               42       32
                                                                       -------
MACHINERY & COMPUTER EQUIPMENT - 4.0%
Canon Inc.                                        Ja                4      159
Fujitsu Ltd.                                      Ja                7      319
Union Tool                                        Ja                1      177
                                                                       -------
                                                                           655
                                                                       -------
MISCELLANEOUS MANUFACTURING - 1.3%
Secom Co., Ltd.                                   Ja                2      220
                                                                       -------
PRINTING & PUBLISHING - 2.9%
Singapore Press Holdings Ltd.                     Si               14      303
South China Morning Post Ltd.                     HK              194      167
                                                                       -------
                                                                           470
                                                                       -------

------------------------------------------------------------------------------
RETAIL TRADE - 10.8%
APPAREL & ACCESSORY STORES - 2.4%
Esprit Holdings Ltd.                              HK              172      186
Giordano International Ltd.                       HK              204      210
                                                                       -------
                                                                           396
                                                                       -------
FOOD STORES - 1.2%
President Chain Store Corp.                       Tw               44      193
                                                                       -------
GENERAL MERCHANDISE STORES - 3.8%
Don Quijote Co., Ltd.                             Ja              (c)       63
Ryohin Keikaku Co., Ltd. (b)                      Ja                1      241
Seven-Eleven Japan Co., Ltd.                      Ja                2      317
                                                                       -------
                                                                           621
                                                                       -------
HOME FURNISHINGS & EQUIPMENT - 1.3%
Yamada Denki Co.                                  Ja                2      217
                                                                       -------
MISCELLANEOUS RETAIL - 1.1%
Foster's Brewing Group Ltd.                       Au               63      180
                                                                       -------
RESTAURANTS - 1.0%
Cafe de Coral Holdings Ltd.                       HK              410      165
                                                                       -------

------------------------------------------------------------------------------
SERVICES - 9.4%
AMUSEMENT & RECREATION - 0.5%
People Co., Ltd.                                  Ja                1       86
                                                                       -------
AUTO REPAIR, RENTAL & PARKING - 0.8%
Park24 Co., Ltd.                                  Ja                2      134
                                                                       -------
BUSINESS SERVICES - 0.8%
Dodwell B.M.S. Ltd.                               Ja                3      134
                                                                       -------
COMPUTER RELATED SERVICES - 4.7%
Bellsystem 24, Inc.                               Ja              (c)      219
Datacraft Asia Ltd.                               HK                3       25
Fujitsu Support & Services, Inc.                  Ja                1      294
Orix Corp.                                        Ja                1      225
                                                                       -------
                                                                           763
                                                                       -------
COMPUTER SOFTWARE - 2.3%
Fuji Soft ABC, Inc.                               Ja                2      172
Taiwan Semiconductor
  Manufacturing Co. (b)                           Tw               39      208
                                                                       -------
                                                                           380
                                                                       -------
ENGINEERING, ACCOUNTING, RESEARCH &
MANAGEMENT - 0.3%
Meitec Corp.                                      Ja                2       54
                                                                       -------

------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 16.8%
COMMUNICATIONS - 1.7%
DDI Corp.                                         Ja              (c)      274
                                                                       -------
ELECTRIC SERVICES - 1.5%
CLP Holdings Ltd.                                 HK               18       83
Hong Kong Electric Holdings Ltd.                  HK               54      167
                                                                       -------
                                                                           250
                                                                       -------
GAS SERVICES - 1.5%
Hong Kong & China Gas Co., Ltd.                   HK              183      251
                                                                       -------
MOTOR, FREIGHT & WAREHOUSING - 0.4%
Aucnet, Inc.                                      Ja                1       66
                                                                       -------
SANITARY SERVICES - 0.5%
Sanix, Inc. (b)                                   Ja                1       88
                                                                       -------
TELECOMMUNICATION - 11.2%
Asia Satellite Telecommunications Holdings Ltd.   HK               45      142
China Telecom Ltd. (a) (b)                        HK              101      650
Korea Telecom Corp., ADR                          Ko                4      269
NTT Data Communications Systems Co.               Ja              (c)      230
Nippon Telegraph & Telephone Corp.                Ja              (c)      103
PT Indonesian Satellite Corp. Tbk                 In              141      315
I-CABLE Communications Ltd. (b)                   HK               96      130
                                                                       -------
                                                                         1,839
                                                                       -------

------------------------------------------------------------------------------
WHOLESALE TRADE - 7.1%
DURABLE GOODS
Johnson Electric Holdings Ltd.                    HK               34      218
Li & Fung Ltd.                                    HK              152      381
Softbank Corp.                                    Ja                1      574
                                                                       -------
                                                                         1,173
                                                                       -------
TOTAL COMMON STOCKS
  (cost of $8,439)(d)                                                   14,996
                                                                       -------

SHORT-TERM OBLIGATIONS - 7.9%                                PAR       ALUE
------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
  dated 12/31/99, due
  01/03/00 at 2.500%, collateralized by U.S.
  Treasury bonds and/or notes
  with various maturities to 2021, market
  value $1,325 (repurchase proceeds $1,298)                  $  1,298  $ 1,298
                                                                       -------

OTHER ASSETS & LIABILITIES, NET - 0.8%                                     129
------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $16,423
                                                                       -------

NOTES TO INVESTMENT PORTFOLIO:
------------------------------------------------------------------------------
(a) The value of this security represents fair value as determined in good faith under the direction of the Trustees.
(b) Non-income producing.
(c) Rounds to less than one.
(d) Cost for federal income tax purposes is the same.

       SUMMARY OF
 SECURITIES BY COUNTRY        COUNTRY           VALUE         % OF TOTAL
-----------------------------------------------------------------------------
Japan                           Ja             $ 7,394            49.3
Hong Kong                       HK               4,862            32.4
Singapore                       Si               1,106             7.4
Taiwan                          Tw                 604             4.0
Australia                       Au                 329             2.2
Indonesia                       In                 315             2.1
Korea                           Ko                 269             1.8
Philippines                     Ph                 117             0.8
                                               -------           -----
                                               $14,996           100.0
                                               -------           -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

       ACRONYM                         NAME
       -------                         ----
         ADR               American Depositary Receipt

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

December 31, 1999 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $8,439)                                 $14,996
Short-term obligations                                               1,298
                                                                  --------
                                                                    16,294
Cash including foreign currencies
  (cost of $115)                                            $115
Receivable for:
  Fund shares sold                                           170
  Dividends                                                    2
  Expense reimbursement due from Advisor/Administrator         6       293
                                                            ----  --------
  Total assets                                                      16,587

LIABILITIES
Payable for:
  Fund shares repurchased                                    159
Other                                                          5
                                                            ----
  Total liabilities                                                    164
                                                                  --------

NET ASSETS                                                         $16,423
                                                                  --------

CLASS A

Net asset value & redemption price per share ($8,848/319)         $  27.70(a)
                                                                  --------
Maximum offering price per share
  ($27.70/0.9425)                                                 $  29.39(b)
                                                                  --------

CLASS B

Net asset value & offering price per share ($3,818/139)           $  27.51(a)
                                                                  --------

CLASS C

Net asset value & offering price per share ($1,278/46)            $  27.49(a)
                                                                  --------

CLASS Z

Net asset value, offering & redemption price per
  share ($2,479/89)                                               $  27.71
                                                                  --------

COMPOSITION OF NET ASSETS
Capital paid in                                                   $ 10,037
Overdistributed net investment income                                 (359)
Accumulated net realized gain                                          188
Net unrealized appreciation                                          6,557
                                                                  --------
                                                                   $16,423
                                                                  --------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 1999
(Unaudited)
(In thousands)

INVESTMENT INCOME
Dividends                                                           $   63
Interest                                                                29
                                                                    ------
    Total Investment Income                                             92

EXPENSES
Management fee                                           $  47
Administration fee                                          12
Service fee -- Class A, Class B,
  Class C                                                   10
Distribution fee -- Class B                                  6
Distribution fee -- Class C                                  2
Transfer agent fee                                          11
Bookkeeping fee                                             14
Trustees fee                                                 3
Custodian fee                                                4
Audit fee                                                    6
Registration fee                                            30
Reports to shareholders                                      1
Other                                                        1
                                                         -----
                                                           147
Fees waived by the Advisor/Administrator                   (36)        111
                                                         -----      ------
    Net Investment Loss                                                (19)
                                                                    ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                              379
  Foreign currency transactions                             (6)
                                                         -----
    Net Gain                                                           373
                                                                    ------
Net Change in Unrealized Appreciation/Depreciation                   4,419
                                                                    ------
  Net Gain                                                           4,792
                                                                    ------
INCREASE IN NET ASSETS FROM OPERATIONS                              $4,773
                                                                    ------

See notes to financial statements.

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
 (In thousands)

                                                    (UNAUDITED)
                                                  SIX MONTHS ENDED  PERIOD ENDED
                                                    DECEMBER 31,      JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                     1999(a)         1999(b)
--------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                   $  (19)          $  (7)
Net realized gain                                        373             185
Net change in unrealized appreciation/depreciation     4,419           2,138
                                                     -------          ------
    Net Increase from Operations                       4,773           2,316

DISTRIBUTIONS:
From net investment income -- Class A                   (177)            (24)
From net realized gains -- Class A                      (205)            --
From net investment income -- Class B                    (65)             (1)
From net realized gains -- Class B                       (82)            --
From net investment income -- Class C                    (16)             (1)
From net realized gains -- Class C                       (20)            --
From net investment income -- Class Z                    (54)            --
From net realized gains -- Class Z                       (60)            --
                                                     -------          ------
                                                       4,094           2,290
                                                     -------          ------

FUND SHARE TRANSACTIONS:
Receipts for shares sold -- Class A                    1,703           2,479
Value of distributions reinvested -- Class A             379              24
Cost of shares repurchased -- Class A                   (290)            --
                                                     -------          ------
                                                       1,792           2,503
                                                     -------          ------
Receipts for shares sold -- Class B                    2,792             416
Value of distributions reinvested -- Class B             123               1
Cost of shares repurchased -- Class B                   (391)            --
                                                     -------          ------
                                                       2,524             417
                                                     -------          ------
Receipts for shares sold -- Class C                      831             112
Value of distributions reinvested -- Class C              34               1
Cost of shares repurchased -- Class C                    (12)            --
                                                     -------          ------
                                                         853             113
                                                     -------          ------
Receipts for shares sold -- Class Z                    1,736             --
Value of distributions reinvested -- Class Z             114             --
Cost of shares repurchased -- Class Z                    (13)            --
                                                     -------          ------
                                                       1,837             --
                                                     -------          ------
    Net Increase from Fund Share Transactions          7,006           3,033
                                                     -------          ------
    Total Increase                                    11,100           5,323

NET ASSETS
Beginning of period                                    5,323             --
                                                     -------          ------

End of period (net of overdistributed net
 investment income of $359 and $28,
 respectively)                                       $16,423          $5,323
                                                     -------          ------

(a) Class Z shares were initially offered August 13, 1999.
(b) The Fund commenced investment operations on August 19, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

(In thousands)

                                                    (UNAUDITED)
                                                  SIX MONTHS ENDED  PERIOD ENDED
                                                    DECEMBER 31,      JUNE 30,
INCREASE (DECREASE) IN NET ASSETS (CONTINUED)         1999(a)          1999(b)
-------------------------------------------------------------------------------

NUMBER OF FUND SHARES
Sold -- Class A                                           73             240
Issued for distributions reinvested -- Class A            15               2
Repurchased -- Class A                                   (11)            --
                                                     -------          ------
                                                          77             242
                                                     -------          ------
Sold -- Class B                                          124              27
Issued for distributions reinvested -- Class B             5              (c)
Repurchased -- Class B                                   (17)            --
                                                     -------          ------
                                                         112              27
                                                     -------          ------
Sold -- Class C                                           35              11
Issued for distributions reinvested -- Class C             1              (c)
Repurchased -- Class C                                    (1)            --
                                                     -------          ------
                                                          35              11
                                                     -------          ------
Sold -- Class Z                                           85             --
Issued for distributions reinvested -- Class Z             5             --
Repurchased -- Class Z                                    (1)            --
                                                     -------          ------
                                                          89             --
                                                     -------          ------

(a) Class Z shares were initially offered on August 13, 1999.
(b) The Fund commenced investment operations on August 19, 1998.
(c) Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 1999 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of Newport Asia Pacific (the Fund), a series of Liberty Funds Trust VI, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1999, and the results of its operations, the changes in it's net assets and the financial hightlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION
The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of companies located in or which derive a substantial portion of their revenue from business activity with or in the Asian Pacific Region. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Effective August 13, 1999, the Fund began offering Class Z shares which are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value under procedures approved by the Trustees.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS
Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER
Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Newport Fund Management (the Advisor), is the investment investment Advisor of the Fund and receives a monthly fee equal to 1.00% annually of the Fund's average net assets.

ADMINISTRATION FEE
Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE
The Administrator provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc., (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the six months ended December 31, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $3,514 on sales of the Fund's Class A shares and received contingent deferrred sales charges (CDSC) of none, $12,161 and $100 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS
The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.90% annually of the Fund's average net assets.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the six months ended December 31, 1999, purchases and sales of investments, other than short-term obligations, were $6,541,097 and $1,149,857, respectively.

Unrealized appreciation (depreciation) at December 31, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation                              $6,655,756
    Gross unrealized depreciation                                 (98,422)
                                                               ----------

      Net unrealized appreciation                              $6,557,334
                                                               ==========

OTHER
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended December 31, 1999.

NOTE 6. OTHER RELATED PARTY TRANSACTIONS
At December 31, 1999, the Fund had one shareholder who owned greater than 5% of the Fund's outstanding shares.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                   (UNAUDITED)
                                                                       SIX MONTHS ENDED DECEMBER 31, 1999
                                                    -------------------------------------------------------------------------
                                                      CLASS A              CLASS B              CLASS C           CLASS Z (b)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   19.010            $   18.900           $   18.900         $   19.820
                                                    ----------            ----------           ----------         ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)(c)                     (0.030)               (0.116)              (0.117)             0.015
Net realized and unrealized gain                        10.045                10.003                9.984              9.176
                                                    ----------            ----------           ----------         ----------
    Total from Investment Operations                    10.015                 9.887                9.867              9.191
                                                    ----------            ----------           ----------         ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                              (0.615)               (0.567)              (0.567)            (0.631)
From net realized gains                                 (0.710)               (0.710)              (0.710)            (0.710)
                                                    ----------            ----------           ----------         ----------
    Total Distributions Declared to Shareholders        (1.325)               (1.277)              (1.277)            (1.341)
                                                    ----------            ----------           ----------         ----------
NET ASSET VALUE, END OF PERIOD                      $   27.700            $   27.510           $   27.490         $   27.710
                                                    ----------            ----------           ----------         ----------
Total return (d)(e)(f)                                   53.66%                53.26%               53.15%             47.52%
                                                    ----------            ----------           ----------         ----------
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                           2.15%                 2.90%                2.90%              1.90%
Net investment income (loss) (g)(h)                      (0.26)%               (1.01)%              (1.01)%             0.17%
Fees and expenses waived or borne by the Advisor/
  Administrator (g)(h)                                    0.74%                 0.74%                0.74%              0.54%
Portfolio turnover (e)                                      11%                   11%                  11%                11%
Net assets at end of period (000)                   $    8,848            $    3,818           $    1,278         $    2,479

(a) Net of fees and expenses waived or borne
    by the Advisor/Administrator
    which amounted to:                              $    0.095            $    0.095           $    0.095         $    0.058
(b) Class Z shares were initially offered
    on August 13, 1999. Per share amounts
    reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

                                                                           PERIOD ENDED JUNE 30, 1999 (b)
                                                             -----------------------------------------------------
                                                               CLASS A              CLASS B              CLASS C
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $   10.000           $ 10.000             $ 10.000
                                                             ----------           --------             --------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)(c)                                       (0.019)            (0.107)              (0.107)
Net realized and unrealized gain                                  9.135              9.101                9.101
                                                             ----------           --------             --------
    Total from Investment Operations                              9.116              8.994                8.994
                                                             ----------           --------             --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                       (0.106)            (0.094)              (0.094)
                                                             ----------           --------             --------
NET ASSET VALUE, END OF PERIOD                               $   19.010           $ 18.900             $ 18.900
                                                             ----------           --------             --------
Total return (d)(e)(f)                                            91.64%             90.36%               90.36%
                                                             ----------           --------             --------
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                                    2.15%              2.90%                2.90%
Net investment loss (g)(h)                                        (0.15)%            (0.90)%              (0.90)%
Fees and expenses waived or borne by the Advisor/
  Administrator (g)(h)                                             3.10%              3.10%                3.10%
Portfolio turnover (f)                                               26%                26%                  26%
Net assets at end of period (000)                            $    4,606           $    515             $    202

(a) Net of fees and expenses waived or borne by the
    Advisor/Administrator which amounted to:                 $    0.365           $  0.365             $  0.365
(b) The Fund commenced investment operations on August 19, 1998.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

TRUSTEES & TRANSFER AGENT

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Newport Asia Pacific Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Newport Asia Pacific Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Funds and with the most recent copy of the Liberty Funds Distributor, Inc.
Performance Update.

SEMIANNUAL REPORT:
NEWPORT ASIA PACIFIC FUND

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

--------------------------------------------------------------------------------
L I B E R T Y
---------------
      F U N D S
--------------------------------------------------------------------------------

ALL-STAR     Institutional money management approach for individual investors.

COLONIAL     Fixed income and value style equity investing.

CRABBE
HUSON        A contrarian approach to fixed income and equity investing.

NEWPORT      A leader in international investing.(sm)

STEIN ROE    Innovative approach for growth and income investing.
ADVISOR

[graphic omitted]
KEYPORT      A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

---------------------------------------------------
NEWPORT ASIA PACIFIC FUND SEMIANNUAL REPORT
---------------------------------------------------

                                                                ---------------
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           -----------------                                     HOLLISTON, MA
                   F U N D S                                     PERMIT NO. 20
                                                                ---------------
ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc. (C)2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

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